Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000144795
Shareholder Report [Line Items]
Fund Name	International Disciplined Equity Fund
Class Name	Investor Class
Trading Symbol	PRCNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Disciplined Equity Fund - Investor Class	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 478,043,000
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	44.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$478,043
Number of Portfolio Holdings	79

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.3%
Industrials & Business Services	16.0
Health Care	11.7
Consumer Staples	10.1
Information Technology	8.8
Materials	8.0
Consumer Discretionary	7.1
Communication Services	4.1
Energy	3.8
Other	9.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

LVMH Moet Hennessy Louis Vuitton	1.7%
Nippon Telegraph & Telephone	1.6
Sanofi	1.6
NIDEC	1.6
Roche Holding	1.6
Siemens	1.6
Heineken	1.5
Suntory Beverage & Food	1.5
Investor	1.5
Tamburi Investment Partners	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000144796
Shareholder Report [Line Items]
Fund Name	International Disciplined Equity Fund
Class Name	Advisor Class
Trading Symbol	PRNCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Disciplined Equity Fund - Advisor Class	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
AssetsNet	$ 478,043,000
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	44.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$478,043
Number of Portfolio Holdings	79

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.3%
Industrials & Business Services	16.0
Health Care	11.7
Consumer Staples	10.1
Information Technology	8.8
Materials	8.0
Consumer Discretionary	7.1
Communication Services	4.1
Energy	3.8
Other	9.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

LVMH Moet Hennessy Louis Vuitton	1.7%
Nippon Telegraph & Telephone	1.6
Sanofi	1.6
NIDEC	1.6
Roche Holding	1.6
Siemens	1.6
Heineken	1.5
Suntory Beverage & Food	1.5
Investor	1.5
Tamburi Investment Partners	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184324
Shareholder Report [Line Items]
Fund Name	International Disciplined Equity Fund
Class Name	I Class
Trading Symbol	RICIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Disciplined Equity Fund - I Class	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 478,043,000
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	44.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$478,043
Number of Portfolio Holdings	79

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.3%
Industrials & Business Services	16.0
Health Care	11.7
Consumer Staples	10.1
Information Technology	8.8
Materials	8.0
Consumer Discretionary	7.1
Communication Services	4.1
Energy	3.8
Other	9.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

LVMH Moet Hennessy Louis Vuitton	1.7%
Nippon Telegraph & Telephone	1.6
Sanofi	1.6
NIDEC	1.6
Roche Holding	1.6
Siemens	1.6
Heineken	1.5
Suntory Beverage & Food	1.5
Investor	1.5
Tamburi Investment Partners	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless